Subsequent events (Details) - Agreement [Member] - Dream Investment Holdings Limited [Member]	Dec. 31, 2015 $ / shares
Subsequent Event [Line Items]
Cash consideration (in dollars per shares)	$ 3.50
American Depositary Shares [Member]
Subsequent Event [Line Items]
Cash consideration (in dollars per shares)	$ 14.00